Liability for Unpaid Losses and Loss Adjustment Expenses - Schedule of Reconciliation of Net Incurred and Paid Loss Development (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Reinsurance recoverable on unpaid losses and LAE	$ 293,154	$ 415,086	$ 257,445	$ 214,718	$ 502,476
Total gross liability for unpaid losses and LAE	$ 363,445	475,708	$ 317,747	279,392	$ 562,716
Homeowners Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid losses and allocated LAE, net of reinsurance		60,622		64,674
Reinsurance recoverable on unpaid losses and LAE		415,086		214,718
Total gross liability for unpaid losses and LAE		$ 475,708		$ 279,392